Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK SOVEREIGN BOND FUND
Entity Central Index Key	0000045288
Document Period End Date	May 31, 2024
C000001854 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class A
Trading Symbol	JHNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class A/JHNBX)	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class A/JHNBX) returned 2.35% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class A/JHNBX)	(1.74)%	(0.61)%	1.16%
Bond Fund (Class A/JHNBX)—excluding sales charge	2.35%	0.21%	1.57%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 24,387,177,373
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 68,882,662
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153977 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class NAV)	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class NAV) returned 2.85% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class NAV)	2.85%	0.62%	1.95%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class NAV shares were first offered on 8-31-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 24,387,177,373
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 68,882,662
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153978 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class R4
Trading Symbol	JBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R4/JBFRX)	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class R4/JBFRX) returned 2.59% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R4/JBFRX)	2.59%	0.36%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 24,387,177,373
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 68,882,662
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001856 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class C
Trading Symbol	JHCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class C/JHCBX)	$148	1.47%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class C/JHCBX) returned 1.63% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class C/JHCBX)	0.65%	(0.50)%	0.87%
Bond Fund (Class C/JHCBX)—excluding sales charge	1.63%	(0.50)%	0.87%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 24,387,177,373
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 68,882,662
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001857 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class I
Trading Symbol	JHBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class I/JHBIX)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class I/JHBIX) returned 2.65% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class I/JHBIX)	2.65%	0.50%	1.88%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 24,387,177,373
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 68,882,662
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106442 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class R6
Trading Symbol	JHBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R6/JHBSX)	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class R6/JHBSX) returned 2.85% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R6/JHBSX)	2.85%	0.62%	2.00%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 24,387,177,373
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 68,882,662
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113488 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Bond Fund
Class Name	Class R2
Trading Symbol	JHRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R2/JHRBX)	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class R2/JHRBX) returned 2.34% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R2/JHRBX)	2.34%	0.12%	1.49%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 24,387,177,373
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 68,882,662
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.